Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-term securities
Current securities	$ 12,958	$ 30,293
Equity
Short-term securities
Securities at FVTPL, publicly traded	2,798	1,598
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	2,966	2,435
Investment funds
Short-term securities
Securities at FVTPL, unlisted	0	1,675
Debt securities
Short-term securities
Securities at FVTPL, unlisted	0	774
Securities at FVTOCI, publicly traded	10,160	26,246
Sovereign bonds issued by a government
Long-term securities
Debt securities at FVOCI	$ 9,840	$ 9,388
Sovereign bonds, Percent on total short-term securities	76.00%	31.00%
Sovereign bonds issued by a another European government
Long-term securities
Debt securities at FVOCI		$ 16,541
Sovereign bonds, Percent on total short-term securities	0.00%	55.00%